Document and Entity Information	Sep. 14, 2016
Prospectus:
Document Type	497
Document Period End Date	Sep. 14, 2016
Registrant Name	NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Central Index Key	0000736913
Amendment Flag	false
Document Creation Date	Sep. 14, 2016
Document Effective Date	Sep. 14, 2016
Prospectus Date	May 01, 2016